Allowance for Loan Losses	12 Months Ended
Dec. 31, 2020
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Allowance for Loan Losses
Note 7.	Allowance for Loan Losses
(in thousands)
The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.
The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous five years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as unemployment and general business conditions, both local and nationwide.
The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.
The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31:

2020	Real Estate	Business Loans	Consumer	Total
Beginning Balance	$3,075	$371	$309	$3,755
Provision for loan losses	1,072	422	(9)	1,485
Chargeoffs	384	229	104	717
Recoveries	122	47	43	212

Net chargeoffs	262	182	61	505

Ending Balance	$3,885	$611	$239	$4,735

Period end allowance allocated to:
Loans individually evaluated for impairment	$782	$125	$—	$907
Loans collectively evaluated for impairment	3,103	486	239	3,828

Ending Balance	$3,885	$611	$239	$4,735

2019	Real Estate	Business Loans	Consumer	Total
Beginning Balance	$2,845	$222	$305	$3,372
Provision for loan losses	231	247	95	573
Chargeoffs	115	107	138	360
Recoveries	114	9	47	170

Net chargeoffs	1	98	91	190

Ending Balance	$3,075	$371	$309	$3,755

Period end allowance allocated to:
Loans individually evaluated for impairment	$610	$72	$—	$682
Loans collectively evaluated for impairment	2,465	299	309	3,073

Ending Balance	$3,075	$371	$309	$3,755

2018	Real Estate	Business Loans	Consumer	Total
Beginning Balance	$2,151	$347	$521	$3,019
Provision for (reversal of) loan losses	606	(113)	(159)	334
Chargeoffs	223	19	145	387
Recoveries	311	7	88	406

Net chargeoffs	(88)	12	57	(19)

Ending Balance	$2,845	$222	$305	$3,372

Period end allowance allocated to:
Loans individually evaluated for impairment	$401	$—	$—	$401
Loans collectively evaluated for impairment	2,444	222	305	2,971

Ending Balance	$2,845	$222	$305	$3,372

The Company’s recorded investment in loans as of December 31, 2020 and 2019 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows:

2020	Real Estate	Business Loans	Consumer	Total
Loans individually evaluated for impairment	$7,262	$413	$—	$7,675
Loans collectively evaluated for impairment	506,368	124,128	13,748	644,244
Acquired with deteriorated credit quality	33	305	—	338

	$513,663	$124,846	$13,748	$652,257

2019	Real Estate	Business Loans	Consumer	Total
Loans individually evaluated for impairment	$10,991	$144	$—	$11,135
Loans collectively evaluated for impairment	449,138	100,187	15,866	565,191
Acquired with deteriorated credit quality	749	—	—	749

	$460,878	$100,331	$15,866	$577,075

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2020	2019	2018
Real Estate:
Land Development and Construction	$(6)	$(18)	$56
Farmland	—	—	3
1-4 Family Mortgages	243	32	51
Commercial Real Estate	25	(13)	(198)

Total Real Estate Loans	262	1	(88)

Business Loans:
Commercial and Industrial Loans	182	98	12

Total Business Loans	182	98	12

Consumer Loans:
Credit Cards	39	34	36
Other Consumer Loans	22	57	21

Total Consumer Loans	61	91	57

Total Net Chargeoffs (Recoveries)	$505	$190	$(19)